Accounting changes	12 Months Ended
Dec. 31, 2011
Accounting changes [Abstract]
Accounting changes

2    Accounting changes

Fair value measurement and disclosure

In January 2010, the FASB amended the disclosure requirements related to fair value measurements. Most of the new disclosures and clarifications of existing disclosures were effective for interim and annual reporting periods beginning after December 15, 2009, except for the expanded disclosures in the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010. The Company has adopted this guidance resulting in expanded note disclosure in Note 21.

Future accounting changes

Fair value measurement

In May 2011, the FASB issued amended guidance on fair value measurement which updates some of the measurement guidance and includes enhanced disclosure requirements. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. Adoption is not expected to have a material impact on the results of operations or financial position but increased quantitative and qualitative disclosure regarding Level 3 measurements is expected.

Other comprehensive income

In June 2011, the FASB issued an accounting standard update on the Presentation of Comprehensive Income, which eliminates the current option to report other comprehensive income and its components in the Consolidated Statement of Changes in Shareholders’ Equity. The Company can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The Company intends to present two separate but consecutive statements. In December 2011, the FASB deferred the guidance related to the presentation of reclassification adjustments. As the new guidance does not change those components that are recognized in net income or those components that are recognized in other comprehensive income, adoption is not expected to have a material impact on the results of operations and financial position. The guidance must be applied retrospectively for all periods presented in the financial statements and becomes effective for interim and annual periods beginning after December 15, 2011.

Intangibles – goodwill and other

In September 2011, the FASB issued amended guidance on the testing of goodwill for impairment. The amendments allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amended guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Adoption is expected to impact the goodwill impairment testing process but not the results of operations or financial position of the Company.